Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Net Loss Per Share Diluted	$ (1.38)	$ (9.05)
Weighted Average Shares Outstanding Diluted	12,238,684	1,917,629
Previously Reported
Net Loss Per Share Diluted			$ (34.12)	$ (51.18)
Weighted Average Shares Outstanding Diluted			2,332,041	1,510,678